Unaudited condensed consolidated statement of cash flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Loss before income tax	$ (390)	$ (1,004)
Adjustments for:
Amortization of intangible assets	9	10
Depreciation of property, plant and equipment	63	62
Impairment of property, plant and equipment		3
Equity-settled share-based payments	168	231
Finance costs	63	72
Net change in fair value of financial assets and liabilities	46	133
Net impairment loss on financial assets	33	22
Finance income	(102)	(32)
(Gain)/Loss on disposal of property, plant and equipment	(4)
Restructuring Costs	51	0
Share of loss of equity-accounted investees (net of tax)	3	3
Change in provisions	1	1
Adjustments to reconcile profit (loss)	(59)	(499)
Changes in:
- Inventories	4	7
- Deposits pledged	(10)	1
- Trade and other receivables	(46)	(168)
- Trade payables and other liabilities	(82)	(36)
Cash used in operations	(193)	(695)
Income tax paid	(14)	(10)
Net cash used in operating activities	(207)	(705)
Cash flows from investing activities
Acquisition of property, plant and equipment	(20)	(20)
Purchase of intangible assets	(18)	(7)
Proceeds from disposal of property, plant and equipment	13	5
Acquisition of businesses, net of cash acquired	0	(166)
Acquisition of additional interests in associate	0	(35)
Net proceeds from/(acquisitions of) other investments	1,204	(1,035)
Interest received	74	17
Net cash from/(used in) investing activities	1,253	(1,241)
Cash flows from financing activities
Proceeds from share-based payment arrangements	12
Payment of listing expenses	0	(39)
Proceeds from bank loans	49	65
Repayment of bank loans	(668)	(149)
Payment of lease liabilities	(20)	(16)
Acquisition of non-controlling interests without change in control	(27)	0
Deposits pledged	(2)	7
Interest paid	(47)	(71)
Net cash used in financing activities	(703)	(203)
Net increase/(decrease) in cash and cash equivalents	343	(2,149)
Cash and cash equivalents at January 1	1,952	4,991
Effect of exchange rate fluctuations on cash held	(13)	(49)
Cash and cash equivalents at June 30	$ 2,282	$ 2,793